Loans Principal, Interest and Financing Service Fee Receivables - Schedule of Non-Accrual Loans (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Non-Accrual Loans [Line Items]
Unpaid principal balance	¥ 6,496,008,335	¥ 91,449,389
Recorded investment, Impaired loans	552,061,223	101,715,604
Recorded investment, Impaired loans with related allowance for credit losses	347,140,598	68,173,040
Recorded investment, Impaired loans without related allowance for credit losses	204,920,625	33,542,564
Related allowance for credit losses	79,208,134	39,913,947
First lien [Member]
Schedule of Non-Accrual Loans [Line Items]
Unpaid principal balance	2,470,162,350	42,315,372
Recorded investment, Impaired loans	223,629,316	48,141,278
Recorded investment, Impaired loans with related allowance for credit losses	152,995,572	27,245,188
Recorded investment, Impaired loans without related allowance for credit losses	70,633,744	20,902,542
Related allowance for credit losses	43,242,069	13,099,754
Second lien [Member]
Schedule of Non-Accrual Loans [Line Items]
Unpaid principal balance	4,025,845,985	49,134,017
Recorded investment, Impaired loans	328,431,907	53,574,326
Recorded investment, Impaired loans with related allowance for credit losses	194,145,026	40,927,852
Recorded investment, Impaired loans without related allowance for credit losses	134,286,881	12,640,022
Related allowance for credit losses	¥ 35,966,065	¥ 26,814,193